STOCKHOLDERS' DEFICIENCY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted average remaining contractual life, Vested and expected to vest	8 years 2 months 8 days
Employee Stock Option [Member]
Number of options, Outstanding - beginning of the year	805,743
Number of options, Granted	410,038
Number of options, Exercised	(12,382)
Number of options, Forfeited	(1,393)
Number of options, Outstanding - end of the year	1,202,006	805,743
Number of options, Vested and expected to vest	1,202,006
Number of options, Exercisable at end of year	510,968
Weighted average exercise price, Outstanding - beginning of the year	$ 2.8
Weighted average exercise price, Granted	5.69
Weighted average exercise price, Exercised	2.66
Weighted average exercise price, Expired or Forfeited	38.36
Weighted average exercise price, Outstanding - end of the year	3.75	$ 2.8
Weighted average exercise price, Vested and expected to vest	3.75
Weighted average exercise price, Exercisable at end of year	$ 2.80
Weighted average remaining contractual life, Outstanding	8 years 2 months 5 days	8 years 4 months 24 days
Weighted average remaining contractual life, Vested and expected to vest	8 years 2 months 5 days
Weighted average remaining contractual life, Exercisable at end of year	6 years 10 months 20 days
Aggregate intrinsic value, Outstanding - beginning of the year	$ 2,564
Aggregate intrinsic value, Outstanding - end of the year	3,419	$ 2,564
Aggregate intrinsic value, Vested and expected to vest	3,419
Aggregate intrinsic value, Exercisable at end of year	$ 2,347